EMPLOYEE BENEFIT PLANS Defined Benefit Plan, Fair Value on Plan Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
defined benefit plan, fair value of plan assets excluding accrued interest and dividends [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets Excluding Accrued Interest and Dividends	$ 125,714	$ 133,326
Fair Value, Inputs, Level 1 [Member]
defined benefit plan, fair value of plan assets excluding accrued interest and dividends [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets Excluding Accrued Interest and Dividends	125,714	133,326
Fair Value, Inputs, Level 2 [Member]
defined benefit plan, fair value of plan assets excluding accrued interest and dividends [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets Excluding Accrued Interest and Dividends	0	0
Fair Value, Inputs, Level 3 [Member]
defined benefit plan, fair value of plan assets excluding accrued interest and dividends [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets Excluding Accrued Interest and Dividends	$ 0	$ 0